Employee Benefit Plan, Statement of Net Asset Available for Benefit (Statement) - EBP 31-1537655-010 - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Assets:
EBP, Investment, Excluding Plan Interest in Master Trust, Fair Value	$ 9,139,569,561	$ 7,827,011,545
EBP, Investment, Excluding Plan Interest in Master Trust, Contract Value	306,375,353	381,137,908
EBP, Investment, Excluding Plan Interest in Master Trust, Fair and Contract Value, Total	9,445,944,914	8,208,149,453
Notes receivable from participants	120,028,419	116,114,024
Employer contributions receivable	625,969	643,366
Other	80,803	226,301
Total assets	9,566,680,105	8,325,133,144
Net assets available for benefits	$ 9,566,680,105	$ 8,325,133,144